Organization and Basis of Presentation (Details Narrative) $ in Thousands						3 Months Ended		12 Months Ended
	Jun. 13, 2018 USD ($)	Mar. 23, 2018	Mar. 19, 2018 USD ($)	Mar. 16, 2018 USD ($)	May 18, 2017 USD ($)	Mar. 31, 2019 USD ($) Integer shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Feb. 27, 2019 shares
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares authorized | shares						2,500,000,000		2,500,000,000	2,500,000,000	125,000,000
Common stock reverse split		The Company's stockholders approved a 1-for-2 reverse split of the Company's common stock, to be effected only if needed for the Company's application to uplist its common stock to a national exchange.
Universal shelf registration statement amount	$ 150,000
Securities sold during the period, value					$ 118	$ 2,154
Number of mining machines | Integer						5,700
Owned mining machines | Integer						3,700
Description on Cryptocurrency mining						The Company mined 8 Bitcoin for total revenue of $28. These coins were earned from the operation of approximately 500 Company owned machines located in a leased facility in Quincy, Washington.	The Company took delivery of an additional 2,000 Bitcoin mining machines in Sweden and moved 4,300 machines (including 2,100 investor-owned machines) from Washington to Sweden.	During the year ended December 31, 2018, the Company mined 245 Bitcoin for total revenue of $2,010. In addition, the miners the Company operate pursuant to the management agreements mined 184 Bitcoin during the same period.
Revenue on mining						$ 28		$ 2,010
Sale of asset in consideration			$ 60	$ 60			$ 60	60
Percentage of average trading volume of common stock			20.00%
Promissory Note [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Sale of asset in consideration			$ 1,000	$ 1,000
Percentage of average trading volume of common stock				20.00%
Colorado [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of mining machines | Integer						2,500
Ohio [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of mining machines | Integer						3,200
April 15, 2019 [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Securities sold during the period, value						$ 6,036		$ 6,036,000
April 16, 2019 [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock held by non-affiliates, threshold amount						$ 75,000